Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2024
Entity Registrant Name	Investment Managers Series Trust II
Entity Central Index Key	0001587982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 15, 2024
Document Effective Date	Jul. 15, 2024
Prospectus Date	Jul. 15, 2024
Tradr 2X Long Innovation ETF | Tradr 2X Long Innovation ETF
Prospectus:
Trading Symbol	TARK
Tradr 2X Short TSLA Daily ETF | Tradr 2X Short TSLA Daily ETF
Prospectus:
Trading Symbol	TSLQ
Tradr 1.5X Short NVDA Daily ETF | Tradr 1.5X Short NVDA Daily ETF
Prospectus:
Trading Symbol	NVDS
Tradr 2X Short Innovation Daily ETF | Tradr 2X Short Innovation Daily ETF
Prospectus:
Trading Symbol	SARK